INVENTORIES - Schedule of changes in the adjustment to net realisable value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Balance at January 1	$ 56,760
Balance at December 31	55,724	$ 56,760
Adjustment for Net Realisable Value
Inventories [Line Items]
Balance at January 1	(4,276)	(1,971)
Addition to impairment	(7,608)	(3,878)
Release of impairment	15	0
Usage of impairment	2,749	1,673
Currency translation	457	(100)
Balance at December 31	$ (8,663)	$ (4,276)